Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Significant Accounting Policies
Note 2. Significant Accounting Policies
Basis of Presentation
The Company’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (the “SEC”) and include Greenbacker Renewable Energy Company LLC and its consolidated subsidiaries.
The Company presents amounts in the Consolidated Financial Statements in thousands within tables and millions within text (unless otherwise specified) and calculates all percentages and per share data from underlying whole dollar amounts. Thus, certain amounts may not foot, crossfoot, or recalculate based on reported numbers due to rounding.
Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on prior periods’ results.
Basis of Consolidation
The Consolidated Financial Statements include the accounts of the Company, its wholly owned subsidiaries, and the subsidiaries in which it has a controlling financial and/or voting interest. All intercompany balances and transactions have been eliminated in consolidation. The Company determines whether it has a controlling interest in an entity by first evaluating whether the entity is a variable interest entity (“VIE”) under U.S. GAAP. Refer to Note 5. Variable Interest Entities for further details.
Variable Interest Entities
The Company assesses entities for consolidation in accordance with ASC Topic 810, Consolidation (“ASC 810”). The Company first determines whether an entity is considered a VIE and therefore whether to apply the VIE model. Entities that do not qualify as VIEs are evaluated for consolidation as voting interest entities (“VOE”) under the voting interest model. The Company consolidates all VIEs in which it holds a controlling financial interest, and all VOEs that it controls through a majority voting interest or through other means. The Company evaluates whether an entity is a VIE upon acquisition of ownership interest or when reconsideration events occur as outlined in ASC 810.
The consolidation guidance requires an analysis to determine (a) whether an entity in which the Company holds a variable interest is a VIE and (b) whether the Company has a controlling financial interest. An entity is a VIE if any one of the following conditions exists: (i) the legal entity does not have sufficient equity investment at risk, (ii) the equity investors at risk, as a group, lack the characteristics of a controlling financial interest, or (iii) the legal entity is structured with disproportionate voting rights.
A controlling financial interest is defined as (i) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Refer to Note 5. Variable Interest Entities for further details.
Equity Method Investments
When the Company does not have a controlling financial interest in an entity but exerts significant influence over the entity’s operating and financial decisions, the Company applies the equity method of accounting. The Company has elected the fair value option for its equity method investments. The Company reflects changes in the fair value of these equity method investments in Change in fair value of investments, net on the Consolidated Statements of Operations. Dividend income is recorded in Other revenue on the Consolidated Statements of Operations as of the date that dividends are declared by the investee. The value of the Company's equity method investments is recorded to Investments, at fair value on the Consolidated Balance Sheets. On the Consolidated Statements of Cash Flows, the Company classifies distributions received from its investees using the “nature-of-the-distribution” approach. Quarterly operating distributions are classified as cash provided from operating activities, while distributions representing proceeds from the sale of property, plant, or equipment or membership interests in subsidiaries of the investees are classified as cash provided from investing activities. Refer to Note 5. Variable Interest Entities and Note 6. Fair Value Measurements and Investments for further details.
Noncontrolling Interests (“NCI”), RNCI and Hypothetical Liquidation at Book Value (“HLBV”)
NCI represents the portion of the Company’s net income (loss), net assets and comprehensive income (loss) that is not allocable to the Company as they represent third-party interests in the net assets of the respective entity and are based on the contractual allocations within the respective operating agreement or allocated to NCI attributable to the limited partner investors.
For certain NCI when the preferences on profit sharing on liquidation rights and priorities differ from the ownership percentages, the Company considers ASC Topic 970, Real Estate - General (“ASC 970”), and applies the HLBV method of reporting. Under the HLBV method, the amounts of income and loss attributed to the NCI reflect the changes in the amounts the third parties would hypothetically receive at each balance sheet date based on the liquidation provisions of the respective partnership agreements. HLBV assumes that the proceeds available for distribution are equivalent to the unadjusted, stand-alone net assets of each respective partnership, as determined under U.S. GAAP. The third-party noncontrolling interests in the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Loss), if applicable, are determined based on the difference in the carrying amounts of NCI on the Consolidated Balance Sheets between reporting dates, adjusted for any capital transactions between the Company and third-party investors that occurred during the respective period.
The Company accounts for the portion of net assets in the consolidated entities attributable to the noncontrolling investors as RNCI or NCI in its Consolidated Financial Statements. NCI is measured using the HLBV method and RNCI is measured using the greater of the estimated redemption value or HLBV method. NCI in subsidiaries that are redeemable at the option of the NCI holder are classified as RNCI on the Consolidated Balance Sheets. Refer to Note 17. Noncontrolling Interests and Redeemable Noncontrolling Interests for further details.
Use of Estimates
The preparation of the Company’s Consolidated Financial Statements in conformity with U.S. GAAP requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the period. The Company bases its estimates on historical experience, current business factors and various other assumptions believed to be reasonable under the circumstances, all of which are necessary in order to form a basis for determining the carrying values of assets and liabilities. Actual results may differ from those estimates and assumptions.
The Company evaluates the adequacy of its reserves and the estimates used in calculations on an ongoing basis. Significant areas requiring management to make estimates include, but are not limited to: (i) the fair values of the reporting units used in assessing the recoverability of goodwill; (ii) estimates of future undiscounted net cash flows used in assessing the recoverability of long-lived assets; (iii) the change in fair value of equity method investments for which the fair value option has been elected; (iv) the change in fair value of contingent consideration; (v) the useful lives of intangible assets; (vi) the grant date fair value of share-based compensation awards; (vii) derivative assets and liabilities for the interest rate swaps; and (viii) valuation allowances on deferred tax assets which are based on an assessment of recoverability of the deferred tax assets against future taxable income. Although some variability is inherent in these estimates, the Company believes that the current estimates are reasonable in all material respects. Adjustments related to changes in estimates are reflected in the Company’s Consolidated Financial Statements in the period for which those estimates changed. Refer to the subsequent footnotes to these Consolidated Financial Statements for additional information on the Company’s estimates.
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include investments in highly liquid money market instruments with an original maturity of three months or less. Restricted cash consists of cash accounts used as collateral for letters of credit and requirements for financial institutional loans and purchase and sale agreements that are restricted for use on certain of the Company’s renewable energy projects.
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported on the Consolidated Balance Sheets that aggregate to the beginning and ending balances shown in the Consolidated Statements of Cash Flows for the years ended December 31, 2025 and 2024:

(in thousands)	December 31, 2025	December 31, 2024
Cash and cash equivalents	$66,637	$120,057
Restricted cash, current	18,592	38,403
Restricted cash	2,114	3,128
Total cash and cash equivalents and restricted cash	$87,343	$161,588
Supplemental Cash Flow Information
The following table presents the Company’s non-cash investing and financing activities as well as the cash paid for interest:

	Year ended December 31,
(in thousands)	2025	2024	2023
Non-cash investing activities
Capital expenditures incurred but not paid	$11,456	$16,707	$38,009
Non-cash involuntary conversion	9,129	—

Non-cash financing activities
Deferred shareholder servicing fees payable
Redemptions payable	585	788	361
Distribution payable to shareholders	—	—	7,606
ITC sales proceeds attributable to noncontrolling interest	45,378	—	—
Non-cash contributions from noncontrolling interests, net	—	87,865	—
Change in distributions payable to noncontrolling interest	$(1,666)	$997	$2,293

Cash paid for
Interest paid, net of amounts capitalized	$47,900	$45,223	$23,608
Amortizable and Other Intangible Assets and Out-of-market Contracts
Contract-based intangibles, including intangible assets and intangible liabilities (out-of-market contracts) associated with PPAs and REC agreements, represent the value of rights that arise from contractual arrangements. When the Company acquires a project with an existing PPA or REC agreement in an asset acquisition or business combination, and the terms of the contract are favorable or unfavorable relative to market terms, the Company recognizes intangible assets or liabilities in its accounting for the acquisition. The Company amortizes identifiable intangible assets consisting of channel partner relationships, out-of-market PPAs, out-of-market REC contracts and trademarks because these assets have finite lives. The Company’s amortizable intangible assets with finite lives are amortized on a straight-line basis over the estimated useful lives. The basis of amortization approximates the pattern in which the assets are utilized over their estimated useful lives.
The contract-based intangible assets and intangible liabilities (out-of-market contracts) associated with PPA and REC agreements for which the fair value has been determined to be less or more than market are amortized to revenue over the term of each underlying contract on a straight-line basis.
The Company capitalizes implementation costs related to cloud computing (i.e., hosting) arrangements that are accounted for as a service contract that meet the accounting requirement for capitalization if implementation costs were incurred to develop or utilize internal-use software hosted by a third-party vendor. The capitalized implementation costs are recorded in Other noncurrent assets on the Consolidated Balance Sheets and are amortized over the length of the service contract within Direct operating costs on the Consolidated Statements of Operations. Refer to Note 9. Goodwill, Other Intangible Assets and Out-of-market Contracts for further details.
Restructuring and Related Charges
The Company records costs associated with exit activities related to restructuring plans in accordance with ASC Topic 420, Exit or Disposal Cost Obligations (“ASC 420”). Liabilities for costs associated with an exit or disposal activity are recognized in the period in which the liabilities are incurred. The Company records restructuring cost liabilities in Accounts payable and accrued expenses and Other noncurrent liabilities on the Consolidated Balance Sheets. One-time termination benefits are recognized as a liability when the approved plan of termination has been communicated to employees, unless employees must provide future service, in which case the benefits are recognized ratably over the future service period.
During the year ended December 31, 2025, the Company announced and implemented two restructuring plans, effective March 31, 2025 and October 7, 2025, respectively, aimed at reducing costs and improving operational efficiency in response to changing market conditions. The restructuring plan primarily included workforce reductions and other cost-saving initiatives. The Company recognized $1.4 million of charges within General and administrative on the Consolidated Statements of Operations for the year ended December 31, 2025 related to the restructuring. These charges consist of $1.3 million in severance-related costs and $0.1 million in other related costs.
Sale Leasebacks
The Company is party to sale-leaseback arrangements that provide for the sale of certain assets to a third-party and simultaneous leaseback to the Company. In accordance with ASC Topic 842, Leases (“ASC 842”), the Company evaluates whether control of the underlying asset transfers to the buyer-lessor by applying the guidance in ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) on satisfying performance obligations. If the Company has not transferred control, such as when the arrangement provides the Company with an option to repurchase the assets or grants the buyer-lessor the option to require the Company to repurchase them, the transaction does not qualify as a sale and is accounted for as a financing arrangement. Because these provisions exist in the Company’s sale-leaseback agreements, the Company accounts for these arrangements as financings.
Under the financing method, the Company does not recognize the sale proceeds received from the buyer-lessor as income that contractually constitute payment to acquire the assets subject to these arrangements. Instead, the sale proceeds received are accounted for as financing obligations, and leaseback payments made by the Company are allocated between interest expense and a reduction to the financing obligation. Interest on the financing obligation is calculated using the Company’s incremental borrowing rate (“IBR”) or an imputed rate at the inception of the arrangement on the outstanding financing obligation. Judgment is required to determine the appropriate borrowing rate for the arrangement and in determining any gain or loss on the transaction that would be recorded either at the end of or over the lease term.
As part of the arrangement, the Company operates and earns revenues from the facility throughout the lease term while the buyer-lessor is entitled to all available tax benefits. The Company is contractually obligated to continue operating the facility over the five-year recapture period. The Company has the option to renew the lease or repurchase the assets sold at the end of the lease term or earlier since an early buy option is present in the contract. The ITCs and other tax benefits associated with these projects transfer to the buyer-lessor; however, the payments are structured so that the Company is compensated for the transfer of the related tax attributes.
The Company applies the guidance within ASC 842 and ASC 606 analogically on separating components of a contract to determine whether the ITCs received by the buyer-lessor and the Company’s corresponding obligations to continue operating the projects should be separated from the financing liability. The Company determined these transactions to consist of two components: the aforementioned financing obligation as well as income from the transfer of the associated tax benefits which are initially deferred and subsequently recognized over the five-year recapture period on the anniversary date of each transaction.
The Company applies the guidance within ASC 606 to assess the deferred gain related to the transfer of the tax benefits and determined these transactions to have a significant financing component present in the contract. The effect of the significant financing component is recorded as an adjustment or an increase to Current portion of failed sale-leaseback financing and deferred ITC gain and Failed sale-leaseback financing and deferred ITC gain, net of current portion on the Consolidated Balance Sheets using an appropriate interest rate determined by the Company. The Company recognizes the deferred gain attributable to the transfer of the tax attributes over the contractual or five-year ITC recapture period in Income from sale-leaseback transfer of tax benefits and the associated interest recorded in Interest income (expense), net on the Consolidated Statements of Operations.
Origination costs are capitalized and amortized as interest expense on a straight-line basis over the related lease term and presented as a direct deduction from the carrying amount of the related financing obligation on the
Consolidated Balance Sheets. Refer to Note 11. Debt for further details regarding sale leaseback transactions recorded as financing arrangements.
Accounts Receivable and Allowance for Credit Losses
Accounts receivable are recorded at the invoiced amount or in certain cases for the amounts not yet invoiced, net of allowance for credit losses, and primarily relate to power generated under PPA contracts and RECs sold. The Company estimates its allowance for credit losses in accordance with ASC Topic 326, Financial Instruments—Credit Losses. The allowance reflects the Company’s estimate of expected credit losses over the contractual life of the receivables and is based on an assessment of specific customer accounts, historical loss experience, current conditions, and reasonable and supportable forecasts. The Company also considers the aging of accounts receivable and other currently available evidence of collectability. Accounts receivable are written off when they are no longer deemed collectible. Changes in such assessment could significantly affect the recorded allowance for losses and could result in actual credit losses differing from current estimates recorded in the Consolidated Balance Sheets. Based on the Company’s assessment performed as of December 31, 2025 and 2024, the allowance for credit losses recorded was de minimis and not material to the financial statements.
Fair Value Measurements
ASC Topic 820, Fair Value Measurements (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between marketplace participants. This guidance prioritizes the use of market-based inputs over entity-specific inputs and establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation. The three levels of valuation hierarchy are defined as follows:
Level 1: Unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2: Other significant observable inputs that are sourced either directly or indirectly from publications or pricing services, including dealer or broker markets, for identical or comparable assets or liabilities. Generally, these inputs should be widely accepted and public, non-proprietary, and sourced from an independent third party.
Level 3: Inputs derived from a significant amount of unobservable market data and derived primarily through the use of internal valuation methodologies.
The Company’s financial assets and liabilities measured at fair value consist of cash and cash equivalents, accounts receivable, accounts payable, equity method investments, contingent consideration, and interest rate swaps. Cash and cash equivalents consist of bank deposits and short-term investments, such as money market funds, the fair value of which is based on quoted market prices, a Level 1 fair value measure. As of December 31, 2025 and 2024, the carrying values of cash, accounts receivable and accounts payable approximate fair value because of the short-term maturity of these instruments. Refer to Note 6. Fair Value Measurements and Investments for further details.
Property, Plant and Equipment, net
Property, plant and equipment is stated at historical cost net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated remaining useful lives of individual assets or classes of assets noted in the table below or, when the asset is on property subject to a lease or other site control contract, the remaining lease or other contractual periods and renewals that are deemed to be reasonably certain at the date the assets are purchased, if less than the estimated remaining useful life. Expenditures for major additions and improvements are capitalized, while repairs and maintenance, including planned major maintenance, are charged to expense as incurred.

Asset Class	Useful Lives (Years)
Solar energy systems	35
Wind energy systems	30
Battery storage systems	10-20
All costs directly related to the acquisition, development, and construction of long-lived assets are capitalized, including taxes and insurance incurred during the construction phase. A portion of interest costs, including amortization of debt issuance and financing costs associated with the generation facilities’ financing arrangements, are capitalized during construction. Development costs include the project development costs, which are expensed until it is probable that commercial success will be achieved. Once the assets are placed into service, all of the capitalized costs are depreciated over the estimated useful lives of the assets. Refer to Note 8. Property, Plant and Equipment for further details.
Goodwill
The Company tested goodwill for impairment in accordance with ASC Topic 350, Intangibles - Goodwill and Other (“ASC 350”), before the full impairment of goodwill in 2024. Goodwill was tested for impairment at least on an annual basis, on October 1 of each year, or more frequently if facts or circumstances indicated that it might have been impaired. Factors considered that would have indicated an impairment could exist were: the macroeconomic conditions, industry and market considerations such as a significant adverse change in the business climate, cost factors, overall financial performance such as current-period operating results or cash flow declines combined with a history of operating results or a projection/forecast that demonstrated declines in the cash flow or the inability to improve the operations to forecasted levels, and any entity-specific events. In assessing goodwill for impairment, the Company could elect to use a qualitative assessment to determine whether the existence of events or circumstances led to a determination that it was more likely than not that the fair value of goodwill was less than its carrying amount. If the Company determined it was not more likely than not that the fair value of goodwill was less than its carrying amount, the Company was not required to perform any additional tests in assessing goodwill for impairment. If the Company concluded otherwise, or elected not to perform the qualitative assessment, then the Company was required to perform the quantitative impairment test. If the estimated fair value of the reporting unit was less than its carrying value, the Company performed additional quantitative analysis to determine if the reporting unit’s goodwill was impaired, and an impairment charge was recognized as an impairment of goodwill in the consolidated statements of operations. During the year ended December 31, 2024, the Company recognized a full impairment of its goodwill. Refer to Note 9. Goodwill, Other Intangible Assets and Out-of-market Contracts for further details.
Impairment of Long-Lived Assets
In accordance with ASC Topic 360, Property, Plant, and Equipment (“ASC 360”), long-lived assets and intangible assets with determinable useful lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets and is charged to earnings. Assets to be disposed of are reported at the lower of the carrying amount or fair value less the costs to sell.
For the years ended December 31, 2025, 2024 and 2023, the Company recognized impairments of long-lived assets of $40.1 million, $74.8 million and $59.3 million, respectively. These impairments were recorded in Impairment of long-lived assets, net and termination costs on the Consolidated Statements of Operations. Refer to Note 8. Property, Plant and Equipment and Note 9. Goodwill, Other Intangible Assets and Out-of-market Contracts for further details.
Notes Receivable
The Company’s notes receivable consist of loans made by the Company to third parties to finance the development and construction of renewable energy projects or to provide working capital to borrowers within the renewable energy industry.
Notes receivable held for investment are reported in accordance with ASC Topic 310, Receivables (“ASC 310”), on the balance sheet at their amortized cost basis, i.e., adjusted for applicable accrued interest, accretion, or amortization of premium, discount, net deferred costs, and/or any other adjustments. The Company's notes receivable were all issued at their respective principal amounts. Interest income is recognized based on the contractual rate in the loan agreement, and any premium or discount is amortized to interest income using the effective interest rate method. Interest income from the notes receivable is presented as Other revenue on the Consolidated Statements of Operations. Refer to Note 4. Revenue and Note 7. Notes Receivable for further details.
Allowance for Credit Losses
The Company establishes a notes receivable loss reserve when available information indicates that it is probable a loss has occurred based on the carrying value of each note receivable and the amount of the loss can be reasonably estimated. Significant judgment is required in determining the notes receivable loss reserve, including estimates of the likelihood of default and the estimated fair value of the collateral, if any. The Company recorded notes receivable loss reserves in Consolidated Statements of Operations of $2.0 million, nil and $2.0 million for the years ended December 31, 2025, 2024 and 2023, respectively.
Debt Issuance, Deferred Financing Costs and Debt Discount
Deferred financing costs and debt discount are amortized as a component of interest expense over the term of the Company’s financing arrangements using the straight-line method through the debt facilities’ term conversion date, if applicable, and the effective interest method from the term conversion date through the maturity date. Unamortized deferred financing costs and debt discount are reflected as an offset to the debt facilities’ scheduled principal payments and are presented as a reduction of Current portion of long-term debt and Long-term debt, net of current portion, on the Consolidated Balance Sheets. Unamortized deferred financing costs related to unfunded commitments are recorded within Other noncurrent assets on the Consolidated Balance Sheets. Refer to Note 11. Debt for further details.
Acquisitions
For acquisitions meeting the definition of a business combination, the acquisition method of accounting is used in accordance with ASC Topic 805, Business Combinations (“ASC 805”). The consideration transferred for the acquired business is allocated to the assets acquired and liabilities assumed based on the fair values at the date of acquisition, including identifiable intangible assets. Any excess of the amount paid over the estimated fair value of the identifiable net assets acquired is allocated to goodwill. These fair value determinations require judgment and involve the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, implied rate of return and weighted average cost of capital, asset lives and market multiples, among other items. Acquisition-related costs, such as professional fees, are excluded from the consideration transferred and are expensed as incurred. Asset acquisitions are measured based on the cost to the Company, including transaction costs. Asset acquisition costs, or the consideration transferred by the Company, are assumed to be equal to the fair value of the net assets acquired. If the consideration transferred is cash, measurement is based on the amount of cash paid to the seller, as well as transaction costs incurred. The cost of an asset acquisition is allocated to the assets acquired based on their relative estimated fair values. Goodwill is not recognized in an asset acquisition.
The Company records contingent consideration related to its asset acquisitions when it is both probable that the Company will be required to pay such amounts and the amount is estimable. These contingencies generally relate to payments due upon the acquired projects reaching milestones as specified in the acquisition agreements. Refer to Note 3. Acquisitions and Divestitures for further details.
Divestitures
From time to time, the Company evaluates and executes divestitures of project companies, holding companies, or other nonfinancial assets. These transactions generally involve the sale of equity interests in subsidiaries whose value is primarily attributable to renewable energy facilities and related nonfinancial assets. As a result, such transactions are typically accounted for under ASC Subtopic 610-20, Gains and Losses from the Derecognition of Nonfinancial Assets (“ASC 610-20”).
A gain or loss is recognized when control transfers to the buyer, based on the indicators in ASC 606 (including transfer of legal title, right to payment, and transfer of risks and rewards). Consideration includes the contractual purchase price, assumed or relieved liabilities, and working capital adjustments. Variable consideration, such as earnouts, contingent payments, and holdbacks, is included only when it is not subject to significant reversal. Gains and losses on divestitures that do not qualify as discontinued operations are reported within (Gain) loss on asset disposition.
The Company evaluates each divestiture under ASC Subtopic 205-20, Presentation of Financial Statements - Discontinued Operations (“ASC 205-20”), to determine whether the sale meets the criteria for presentation as a discontinued operation. This assessment focuses on whether the disposal represents a strategic shift that has, or will have, a major effect on the Company’s operations and financial results. The Company’s divestitures do not typically constitute a strategic shift and as such are generally not presented as discontinued operations and remain classified within income from continuing operations.
Segment Information
ASC Topic 280, Segment Reporting (“ASC 280”), establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise where discrete financial information is available and evaluated regularly by the Chief Operating Decision Maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company manages its business as two operating segments and two reportable segments. Segment information is consistent with how the CODM reviews the business, makes resource allocation decisions, and assesses performance. Refer to Note 21. Segment Reporting for further details.
Distribution Policy
The Company suspended the payment of shareholder distributions effective immediately after the distribution payment on May 1, 2024. Prior to the suspension, distributions to members were authorized and declared quarterly by the Company’s Board of Directors (the “Board”) in advance and paid monthly in the form of cash or shares. Distributions were made on all classes of shares at the same time. The cash or share distributions paid to the shareholder with respect to the Class C, P-S and P-T shares were lower than the cash or share distributions with respect to the Company’s other share classes because of the distribution fee associated with the Class C, P-S and P-T shares, which is allocated specifically to such classes. Amounts distributed to each class were allocated amongst the holders of the shares in such classes in proportion to their shares. Refer to Note 18. Equity for further details.
Earnings per Share
In accordance with the provisions of ASC Topic 260, Earnings per Share (“ASC 260”), basic earnings per share is computed by dividing earnings available to common members by the weighted average number of shares outstanding during the period. Diluted earnings per share is calculated by dividing net income by the weighted average number of common shares outstanding during the year, adjusted for the effect of potentially dilutive securities, unless the effect is antidilutive. The Company’s potentially dilutive securities consist of unvested share-based compensation awards calculated using the treasury stock method. Refer to Note 20. Earnings Per Share for further details.
Revenue Recognition
The Company recognizes revenue from contracts with customers in accordance with ASC 606, which provides a five-step model for recognizing revenue as follows:
1.Identify the contract
2.Identify performance obligations
3.Determine the transaction price
4.Allocate the transaction price
5.Recognize revenue
The Company has elected as a practical expedient the accounting policy under which it excludes from the transaction price sales taxes it collects from its customers assessed by governmental authorities. The Company, therefore, reports revenue net of any sales taxes.
Energy Sales
The Company’s revenue is primarily derived from the sale of power under long-term PPAs. The Company’s PPAs generally have terms of between 10-30 years. Customers primarily consist of commercial property owners, residential property owners, corporate entities, municipal entities, and utility companies located within the U.S. and Canada. The Company primarily operates solar, wind, and battery systems.
Certain of these PPAs are accounted for as leases with variable lease payments. ASC 842 requires variable lease payments to be recorded in the period when the changes in facts and circumstances on which the variable lease payments are based occur. See further detail regarding the Company’s PPAs accounted for as leases in Note 10. Leases.
The Company identifies the sale of renewable energy and capacity, and when bundled into the PPA, RECs, as the performance obligations within its PPAs. The Company transfers control of the electricity and capacity over time, and the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs. The RECs bundled into PPAs are generated upon generation of renewable power from our renewable energy-generating assets. Accordingly, the Company concluded that the sale of electricity, capacity, and when included in the contract, RECs, represent series of distinct goods or services that are substantially the same and that have the same pattern of transfer to the customer. Each distinct transfer of electricity in kilowatt hours (“kWh”) that the Company promises to transfer to the customer meets the criteria to be a performance obligation satisfied over time. The Company recognizes revenue based on the amount metered and invoiced on the basis of the contract prices multiplied by kWh delivered. The Company applies the invoicing practical expedient in circumstances where the amount of revenue recognized is determined based on the output produced.
Renewable Energy Credits Sales and Other Incentives
The Company has concluded that the sale of RECs performance obligation that are not required to be generated by a specific renewable energy-generating asset is satisfied at the point in time in which control is transferred to the customer, which may be upon delivery of the attributes or delivery of the related renewable energy, depending on whether the contract number of RECs is a fixed amount or based upon the amount of power generated. This represents the point in time when the Company has a present right to payment and the customer has significant risks and rewards related to ownership of the RECs. In a bundled contract to sell energy and RECs, all performance obligations are deemed to be delivered at the same time. In such cases, the Company does not allocate the transaction price to multiple performance obligations.
Contract Amortization
Intangible assets and out-of-market contracts recognized from PPAs and RECs assumed through acquisitions related to the sale of energy and RECs in future periods for which the fair value has been determined to be less or more than market are amortized to revenue over the term of each underlying contract on a straight-line basis. Refer to Note 4. Revenue and Note 9. Goodwill, Other Intangible Assets and Out-of-market Contracts for further details.
Investment Management Revenue
The Company also performs investment management and other administrative services for funds in the sustainable infrastructure and renewable energy industry. Such services comprise many activities which constitute a series of distinct services satisfied over time. These activities include capital raising and deployment, marketing and other investor relations functions as well as technical asset management, finance and accounting, legal and other administrative services. The performance obligation is satisfied over time as the customer simultaneously receives and consumes the benefits that are being provided by the Company. The Company utilizes an output method based on time elapsed to measure progress towards satisfaction of the performance obligation.
Interest Revenue
Interest revenue relates to the Company's secured loans to developers within the renewable energy industry and is recognized only if the Company expects to collect such amounts. If there is reason to doubt an ability to collect such interest, interest receivable on loans is not recognized. Original issuance discounts and premiums are accreted using the effective interest method as interest revenue. Prepayment premiums on loans are recorded as interest revenue when received. Any application, origination or other fees earned by the Company in arranging or issuing debt are recognized over the expected term of the loan. Interest payments received on loans determined to be uncollectible may be recognized as revenue or applied to principal depending upon management’s judgment regarding collectability. Refer to Note 4. Revenue for further details.
Asset Retirement Obligations
Asset retirement obligations (“AROs”) are accounted for in accordance with ASC Subtopic 410-20, Asset Retirement Obligations (“ASC 410-20”). AROs associated with long-lived assets are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts, including obligations arising under the doctrine of promissory estoppel, and for which the timing and/or method of settlement may be conditional on a future event. ASC 410-20 requires an entity to recognize the fair value of a liability for an ARO in the period in which it is incurred and a reasonable estimate of fair value can be made. Upon initial recognition of a liability for an ARO, the asset retirement cost is capitalized by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its future value, while the capitalized cost is depreciated over the useful life of the related asset. The Company's AROs are primarily related to the future dismantlement of solar or wind equipment placed on leased property at the end of the contractual term. Refer to Note 13. Asset Retirement Obligations for further details.
Deferred Shareholder Servicing Fees
The Company defers certain sales commissions and related fees paid to the dealer manager in connection with the sale of shares sold with a reduced front-end load sales charge and a trail fee. For these shares, the Company records a liability at the time of sale equal to the total estimated commissions and related compensation expected to be incurred over the applicable period, which ends on the earliest of: (1) the date the maximum amount of sales commission and related compensation is reached under applicable regulations; (2) the date which approximates an expected liquidity event for the Company; or (3) the expected holding period of the investment. For Class P-T and Class P-S shares, the liability period ends on the earlier of the expected liquidity event or the end of the expected holding period. The liability is calculated using annualized rates of 80 basis points for Class C shares and 85 basis points for Class P-T and Class P-S shares multiplied by the expected holding period. Deferred shareholder servicing fees are paid monthly to the dealer manager through reductions to shareholder distributions at a rate equal to 1/12th of the applicable annual fee. As of December 31, 2025 and 2024, the Company recorded a liability for deferred shareholder servicing fees in the amount of $1.9 million and $6.3 million, respectively, of which $1.8 million and
$3.0 million, respectively, is included in Other current liabilities and the remaining $0.1 million and $3.3 million, respectively, is included in Other noncurrent liabilities on the Consolidated Balance Sheets.
Share-based Compensation
The Company grants share-based compensation awards under the Greenbacker Renewable Energy Company LLC 2023 Equity Incentive Plan (the “2023 Equity Incentive Plan”). The Company accounts for these awards in accordance with ASC Topic 718, Compensation - Stock Compensation (“ASC 718”). The grant date fair value of restricted share units granted under the 2023 Equity Incentive Plan is determined based on the MSV of the Company’s Class P-I shares on the business day prior to the grant, reduced by the present value of the expected dividends during the vesting period if applicable. The Company utilizes a Black-Scholes-Merton model to determine the grant date fair value of its performance restricted share units with market-based vesting conditions. Additionally, in connection with the Acquisition, certain of the Earnout Shares that were issued to Greenbacker Group LLC (“Group LLC”) as part of the consideration were subsequently granted by Group LLC to certain employees of the Company in exchange for their employment services post-Acquisition. Share-based compensation costs are generally recognized over the requisite service period of the awards, generally using the straight-line method. Forfeitures are recorded as incurred. Refer to Note 3. Acquisitions and Divestitures and Note 19. Share-based Compensation for further details.
Derivative Instruments
The Company uses interest rate swaps to manage its variable interest rate risk and accounts for these derivative instruments under ASC Topic 815, Derivatives and Hedging (“ASC 815”), which requires all derivatives to be recognized on the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated under hedge accounting and qualifies as part of a hedging relationship and on the type of hedging relationship.
On October 1, 2024, the Company voluntarily dedesignated all hedges within its portfolio. Prior to the dedesignation, for derivative instruments that were designated as hedging instruments, the Company formally documented the hedging relationship, the risk being hedged, and its risk-management objectives at the inception of the contract. This documentation included linking cash flow hedges to specific forecasted transactions. The effectiveness of designated hedges was assessed on an ongoing basis to determine whether the derivative instruments that were used were highly effective in offsetting changes in cash flows of the hedged items. The Company discontinued hedge accounting for a specific hedging instrument if it was determined that the derivative was no longer effective in offsetting changes in the fair values or cash flows of the hedged item. Under a cash flow hedge, the change in fair value of the derivative was reported in other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction affected earnings and was recorded to the same income statement line item as the hedged item. Subsequent to the dedesignation on October 1, 2024, changes in fair value of the dedesignated derivatives are reported in earnings to Interest income (expense), net.
For the Company’s dedesignated interest rate swaps, the Company evaluates whether the forecasted transactions previously hedged by the interest rate swap are not probable of occurring and, if so, immediately reclassifies the amount recorded in Accumulated other comprehensive income to Interest income (expense), net in the Consolidated Statements of Operations. When the Company determines that the forecasted transactions previously hedged by the interest rate swap are not probable of not occurring, the Company recognizes the amounts within Accumulated other comprehensive income related to the dedesignated interest rate swap into interest expense as the originally forecasted transactions affect earnings.
The Company uses derivative financial instruments solely to hedge identified business risks and does not hold or issue derivatives for trading purposes or speculative purposes. When interest rate swaps are executed with the same financial institution under a master netting arrangement, any gain or loss on such derivatives are netted for financial statement presentation. Refer to Note 12. Derivative Instruments for further details.
Income Taxes
The Company intends to operate such that it will qualify to be treated as a partnership for U.S. federal income tax purposes under the Internal Revenue Code (“IRC”). As such, it will not be subject to any U.S. federal and state income taxes. In any year, it is possible that the Company will not meet the qualifying income exception and will not qualify to be treated as a partnership. If the Company does not meet the qualifying income exception, the members would then be treated as stockholders in a corporation, and the Company would become taxable as a corporation for U.S. federal income tax purposes under the IRC and would be required to pay income tax at corporate rates on its net taxable income. To the extent of the Company’s earnings and profits, the payment of the distributions would not be deductible by the Company, and distributions to members from the Company would constitute dividend income taxable to such members.
The Company conducts substantially all its operations through its wholly owned subsidiary, GREC, which is a corporation that is subject to federal, state, provincial, local and foreign income taxes based on income. Accordingly, most of its operations are subject to federal, state, provincial, local and foreign income taxes in the jurisdictions in which it operates. As of December 31, 2025, 2024 and 2023, including territories, districts, and provinces, the Company operates in 27, 36, and 36 jurisdictions, respectively.
The Company applies the accounting and reporting requirements of ASC Topic 740, Income Taxes (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The Company evaluates the realizability of the deferred tax assets and liabilities on a quarterly basis, and adjusts such amounts in light of changing facts and circumstances, including but not limited to future projections of taxable income, tax legislation, rulings by relevant tax authorities and the progress of ongoing tax audits, if any. The Company considers all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized in future periods. For income tax benefits to be recognized, including uncertain tax benefits, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of the benefit that is more likely than not to be realized upon ultimate settlement. The Company has concluded it has no material uncertain tax positions to be recognized as of December 31, 2025. Interest and penalties associated with income taxes, if any, are recognized in general and administrative expense.
PTCs are recognized as wind energy from qualified projects is generated and sold based on a per kWh rate prescribed in applicable federal and state statutes. The tax benefits of nonrefundable PTCs are recognized as reductions to current income tax expense, unless limited by tax law, in which instance they are recognized as deferred tax assets with a carry forward period of 22 years. The Company recognizes ITCs as a reduction to income tax expense when the related energy property is placed into service.
Tax Credit Transfers
From time to time, the Company sells federal tax credits such as ITCs to third parties. The Company accounts for the generation and sale of ITCs in accordance with ASC 740, in which the Company recognizes a deferred tax asset when the projects are placed into service. Upon transfer of control of the tax credits to the buyer, the difference between the deferred tax asset and the transfer proceeds is recognized in (1) Benefit from income taxes in the Consolidated Statements of Operations for credits allocated to the Company, and (2) Noncontrolling interests in the Consolidated Balance Sheets for tax credits allocated to a tax equity investor. If cash is received prior to the transfer of control, it is recorded as a tax credit transfer liability. The resulting cash received is classified as cash provided by operating activities in the Consolidated Statements of Cash Flows. Refer to Note 14. Income Taxes and Note 15. Commitments and Contingencies for further details.
Leases
Leases are accounted for in accordance with ASC 842, under which a lease is a contract, or part of a contract, which conveys the right to control the use of identified property, plant or equipment (i.e., an identified asset) for a period of time in exchange for consideration. The Company evaluates each arrangement at inception to determine if it contains a lease under ASC 842. The Company’s contracts determined to be or to contain a lease include explicitly or implicitly identified assets where the lessee has the right to control the use of the assets during the lease term.
The Company made an accounting policy election under ASC 842 not to recognize ROU assets and lease liabilities for short term leases. In determining this election, the Company excludes leases that contain an option to extend or renew the lease or to purchase the leased asset when the Company is reasonably certain of exercising that option. For all other leases, the Company recognizes ROU assets and lease liabilities based on the present value of lease payments over the lease term at the commencement date of the lease.
Future lease payments may include fixed rent escalation clauses or payments that depend on an index (such as the consumer price index). Certain leases require variable lease payments based on the amount of energy generation of the related assets, which are recorded in variable lease expense or revenue depending upon whether the Company is the lessee or lessor in the arrangement. Subsequent changes based on an index and other periodic market-rate adjustments to base rent are recorded in Direct operating costs on the Consolidated Statements of Operations in the period incurred.
The Company’s leases may include non-lease components representing additional services transferred to the Company, such as common area maintenance for real estate. The Company made an accounting policy election for each class of underlying asset not to separate non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. Non-lease components that are variable in nature are recorded in Direct operating costs in the period incurred.
The Company uses its IBR to determine the present value of lease payments as the Company’s leases do not have a readily determinable implicit discount rate. The IBR is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount in a similar economic environment. The Company’s IBR reflects market-based credit-spread adjustments and collateralization considerations, applied to a risk-free rate benchmark. Refer to Note 10. Leases for further details.
Concentration of Risk
The Company’s derivative financial instruments and PPAs potentially subject the Company to concentrations of credit risk. The maximum exposure to loss due to credit risk of counterparties of the Company’s derivative financial instruments generally equals the fair value of derivative financial instruments presented in the Company’s Consolidated Balance Sheets. The maximum exposure to loss due to credit risk of counterparties of the Company’s PPAs generally equals the revenue otherwise expected to be earned under the terms of the PPAs. The Company manages these credit risks by maintaining a diversified portfolio of creditworthy counterparties.
The Company determines which customers, if any, comprise over ten percent of either revenue or accounts receivable. For the years ended December 31, 2025, 2024 and 2023, the Company had one, one and nil customers, respectively, from which revenue was 12.2%, 10.1% and nil, respectively, of total revenue. As of December 31, 2025 and 2024, the Company had two and one customers, respectively, from which the receivable balance was 44.7% and 28.3%, respectively, of total accounts receivable.
Refer to Note 4. Revenue and Note 12. Derivative Instruments for further details.
Recent Accounting Pronouncements - Adopted
In December 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The Company adopted ASU 2023-09 on a prospective basis for the year ended
December 31, 2025. ASU 2023-09 has immaterial impacts to our income tax disclosures with no implications to our financial position or results of operations. Refer to Note 14. Income Taxes for further details.
Recent Accounting Pronouncements - Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, “Income Statement (Subtopic 220-40): Reporting Comprehensive Income, Expense Disaggregation Disclosures,” which requires disclosures for a more detailed disaggregation of income statement expenses. ASU 2024-03 requires a public entity to report relevant expenses presented on the face of the income statement for continued operations such as: (i) purchases of inventory; (ii) depreciation; and (iii) intangible asset amortization. For public business entities, the amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026 and effective for interim periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 may be adopted prospectively or retrospectively. The Company is in the process of assessing the impacts and method of adoption.
In May 2025, the FASB issued ASU No. 2025-03, "Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (VIE)," which clarifies the guidance in determining the accounting acquirer in a business combination effected primarily by exchanging equity interests when the acquiree is a VIE that meets the definition of a business. The standard is effective for all entities for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. The Company is evaluating the impact of ASU 2025-03 on its Consolidated Financial Statements and related disclosures.
In September 2025, the FASB issued ASU No. 2025-06, "Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software,” which simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout ASC 350-40. The standard is effective for all entities for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. The Company is evaluating the impact of ASU 2025-06 on its Consolidated Financial Statements and related disclosures.
In December 2025, the FASB issued ASU No. 2025-10, "Government Grants (Topic 832)—Accounting for Government Grants Received by Business Entities,” which amends ASC Topic 832, Government Assistance, to include guidance on the recognition, measurement, and presentation of government grants, leveraging the principles in International Accounting Standards (“IAS”) 20, which the Company currently follows. Given the similarities between the guidance in ASU 2025-10 and IAS 20, adoption of ASU 2025-10 by companies currently applying IAS 20 by analogy will likely not have a significant impact. ASU 2025-10 defines a government grant as a “transfer of a monetary asset or a tangible nonmonetary asset, other than in an exchange transaction (including an exchange transaction that may be at a significant discount to fair value), from a government to an entity.” For public business entities, the amendments in ASU 2025-10 are effective for annual periods in fiscal years beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If a business entity adopts the amendments in ASU 2025-10 in an interim reporting period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. The Company is evaluating the impact of ASU 2025-10 on its Consolidated Financial Statements and related disclosures.
Also in December 2025, the FASB issued ASU 2025-11, "Interim Reporting (Topic 270) - Narrow-Scope Improvements,” which improves the navigability of the guidance in ASC No. Topic 270, Interim Reporting (“ASC 270”), and clarifies when it applies. It also addresses the form and content of financial statements, adds lists to ASC 270 of the interim disclosures required by all other ASC topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. Per FASB, ASU 2025-11 is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is evaluating the impact of this ASU 2025-11 on its Consolidated Financial Statements and related disclosures.
Changes to U.S. GAAP are established by the FASB in the form of ASUs to the FASB ASC. ASUs issued which are not specifically listed above were assessed and have already been adopted in a prior period or determined to be either not applicable or are not expected to have a material impact on the Company’s Consolidated Financial Statements and related disclosures.
Note 2. Significant Accounting PoliciesNote 2. Significant Accounting PoliciesNote 2. Significant Accounting Policies
Note 2. Significant Accounting Policies
Basis of Presentation
The Company’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (the “SEC”) and include Greenbacker Renewable Energy Company LLC and its consolidated subsidiaries.
The Company presents amounts in the Consolidated Financial Statements in thousands within tables and millions within text (unless otherwise specified) and calculates all percentages and per share data from underlying whole dollar amounts. Thus, certain amounts may not foot, crossfoot, or recalculate based on reported numbers due to rounding.
Interim Financial Statements
The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. GAAP and Article 10 of Regulation S-X of the SEC for interim financial information, and should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 filed with the SEC. The Consolidated Financial Statements presented in this Quarterly Report are unaudited; however, in the opinion of management, the Consolidated Financial Statements reflect all adjustments, consisting solely of normal, recurring adjustments, necessary for the fair presentation of the financial statements for the periods presented. The results disclosed in the Consolidated Statements of Operations for the three and six months ended June 30, 2026 are not necessarily indicative of the results to be expected for the full year.
Basis of Consolidation
The Consolidated Financial Statements include the accounts of the Company, its wholly owned subsidiaries, and the subsidiaries in which it has a controlling financial and/or voting interest. All intercompany balances and transactions have been eliminated in consolidation. The Company determines whether it has a controlling interest in an entity by first evaluating whether the entity is a variable interest entity (“VIE”) under U.S. GAAP. Refer to Note 4. Variable Interest Entities for further details.
Use of Estimates
The preparation of the Company’s Consolidated Financial Statements in conformity with U.S. GAAP requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the period. The Company bases its estimates on historical experience, current business factors and various other assumptions believed to be reasonable under the circumstances, all of which are necessary in order to form a basis for determining the carrying values of assets and liabilities. Actual results may differ from those estimates and assumptions.
The Company evaluates the adequacy of its reserves and the estimates used in calculations on an ongoing basis. Significant areas requiring management to make estimates may include, but are not limited to: (i) estimates of future undiscounted net cash flows used in assessing the recoverability of long-lived assets and estimates of the fair value of assets or asset groups used in measuring impairment losses, when required; (ii) the change in fair value of equity method investments for which the fair value option has been elected; (iii) the useful lives of intangible assets; (iv) the grant date fair value of share-based compensation awards; (v) derivative assets and liabilities for the interest rate swaps; and (vi) valuation allowances on deferred tax assets, which are based on an assessment of recoverability of the deferred tax assets against future taxable income. Although some variability is inherent in these estimates, the Company believes that the current estimates are reasonable in all material respects. Adjustments related to changes in estimates are reflected in the Company’s Consolidated Financial Statements in the period for which those estimates changed. Refer to the subsequent footnotes to these Consolidated Financial Statements for additional information on the Company’s estimates.
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include investments in highly liquid money market instruments with an original maturity of three months or less. Restricted cash consists of cash accounts used as collateral for letters of credit and requirements for financial institutional loans and purchase and sale agreements that are restricted for use on certain of the Company’s renewable energy projects.
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported on the Consolidated Balance Sheets that aggregate to the beginning and ending balances shown in the Consolidated Statements of Cash Flows for the six months ended June 30, 2026:

(in thousands)	June 30, 2026	December 31, 2025
Cash and cash equivalents	$50,417	$66,637
Restricted cash, current	23,756	18,592
Restricted cash	2,251	2,114
Total cash and cash equivalents and restricted cash	$76,424	$87,343
Concentration of Risk
The Company’s derivative financial instruments and PPAs potentially subject the Company to concentrations of credit risk. The maximum exposure to loss due to credit risk of counterparties of the Company’s derivative financial instruments generally equals the fair value of derivative financial instruments in an asset position presented in the Company’s Consolidated Balance Sheets. The maximum exposure to loss due to credit risk of counterparties of the Company’s PPAs generally equals the revenue otherwise expected to be earned under the terms of the PPAs. The Company manages these credit risks by maintaining a diversified portfolio of creditworthy counterparties.
The Company evaluates which customers, if any, comprise over ten percent of either revenue or accounts receivable. For the three months ended June 30, 2026, one customer accounted for 13.9% of total revenue. The Company had no customers from which revenue exceeded ten percent of total revenue for the three months ended June 30, 2025. For the six months ended June 30, 2026 and 2025, one customer accounted for 15.8% and 11.7% of total revenue, respectively. As of June 30, 2026 the Company had no customers from which receivables exceeded ten percent of total accounts receivable. As of December 31, 2025, two customers accounted for 44.7% of total accounts receivable.
Recent Accounting Pronouncements - Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, “Income Statement (Subtopic 220-40): Reporting Comprehensive Income, Expense Disaggregation Disclosures,” which requires disclosures for a more detailed disaggregation of income statement expenses. ASU 2024-03 requires a public entity to report relevant expenses presented on the face of the income statement for continued operations such as: (i) purchases of inventory; (ii) depreciation; and (iii) intangible asset amortization. For public business entities, the amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026 and effective for interim periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 may be adopted prospectively or retrospectively. The Company is in the process of assessing the impacts and method of adoption.
In May 2025, the FASB issued ASU No. 2025-03, "Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (VIE)," which clarifies the guidance in determining the accounting acquirer in a business combination effected primarily by exchanging equity interests when the acquiree is a VIE that meets the definition of a business. The standard is effective for all entities for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company is evaluating the impact of ASU 2025-03 on its Consolidated Financial Statements and related disclosures.
In September 2025, the FASB issued ASU No. 2025-06, "Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software,” which simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages
(referred to as “project stages”) throughout ASC 350-40. The standard is effective for all entities for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted as of the beginning of an annual reporting period. The Company is evaluating the impact of ASU 2025-06 on its Consolidated Financial Statements and related disclosures.
In December 2025, the FASB issued ASU No. 2025-10, "Government Grants (Topic 832)—Accounting for Government Grants Received by Business Entities,” which amends ASC Topic 832, Government Assistance, to include guidance on the recognition, measurement, and presentation of government grants, leveraging the principles in International Accounting Standards (“IAS”) 20, which the Company currently applies by analogy. Given the similarities between the guidance in ASU 2025-10 and IAS 20, adoption of ASU 2025-10 by companies currently applying IAS 20 by analogy will likely not have a significant impact. For public business entities, the amendments in ASU 2025-10 are effective for annual periods in fiscal years beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If a business entity adopts the amendments in ASU 2025-10 in an interim reporting period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. The Company is evaluating the impact of ASU 2025-10 on its Consolidated Financial Statements and related disclosures.
In December 2025, the FASB issued ASU No. 2025-11, "Interim Reporting (Topic 270) - Narrow-Scope Improvements,” which improves the navigability of the guidance in ASC Topic 270, Interim Reporting (“ASC 270”), and clarifies when it applies. It also addresses the form and content of financial statements, adds lists to ASC 270 of the interim disclosures required by all other ASC topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of ASU 2025-11 on its Consolidated Financial Statements and related disclosures.
In May 2026, the FASB issued ASU No. 2026‑02, “Environmental Credits and Environmental Credit Obligations (Topic 818),” which establishes a comprehensive accounting model for environmental credits and environmental credit obligations. The amendments provide guidance on the recognition, measurement, presentation, and disclosure of environmental credits and related compliance obligations for entities that generate, purchase, or receive environmental credits or are subject to regulatory compliance programs that may be settled using environmental credits. For public business entities, the amendments in ASU 2026‑02 are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company is currently evaluating the impact of the adoption of ASU 2026‑02 on its Consolidated Financial Statements and related disclosures.
Changes to U.S. GAAP are established by the FASB in the form of ASUs to the FASB ASC. ASUs issued which are not specifically listed above were assessed and have already been adopted in a prior period or determined to be either not applicable or are not expected to have a material impact on the Company’s Consolidated Financial Statements and related disclosures.